Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 17,901,845	$ 16,112,268	$ 14,681,204
Investment in securities at fair value through profit or loss	550,068	1,127,841	970,292
Derivative financial instruments	6,570	0	8,308
Accounts receivable, net	3,486,354	3,626,878	3,629,144
Due from related parties	99	326	148,855
Inventories	4,575,596	4,727,333	3,970,688
Current biological assets	2,073,526	1,942,193	1,961,191
Prepaid expenses and other current assets	1,131,870	638,671	1,503,945
Assets held for sale	49,068	49,523	56,728
Total currents assets	29,774,996	28,225,033	26,930,355
Non-current assets:
Property, plant and equipment, net	18,018,176	17,320,041	15,081,105
Non-current biological assets	1,721,728	1,617,503	1,668,543
Deferred income tax	103,826	80,670	60,132
Goodwill	1,631,771	1,631,094	484,877
Intangible assets	949,355	1,040,042	0
Other non-current assets	665,742	643,006	865,454
Total non-currents assets	23,090,598	22,332,356	18,160,111
Total assets	52,865,594	50,557,389	45,090,466
Current liabilities:
Short-term debt	3,427,820	2,852,400	1,444,800
Current portion of long-term debt	64,973	842,651	1,652,725
Derivative financial instruments	0	6,821	0
Trade payable and other accounts payable	5,196,347	4,740,366	4,545,177
Income tax payable	248,290	731,654	483,618
Due to related parties	147,514	55,252	189,966
Total current liabilities	9,084,944	9,229,144	8,316,286
Long term liabilities:
Long-term debt, excluding current installments	1,544,807	1,553,973	950,412
Deferred income tax	3,767,320	3,843,379	3,912,575
Employee benefits	302,818	252,965	195,019
Total long term liabilities	5,614,945	5,650,317	5,058,006
Total liabilities	14,699,889	14,879,461	13,374,292
Equity:
Capital stock	1,174,432	1,174,432	1,174,432
Share premium	414,470	414,385	414,385
Reserve for repurchase of shares	562,047	493,141	449,641
Retained earnings	34,792,320	32,367,912	28,244,970
Accumulated other comprehensive income	(307)	0	0
Foreign currency translation reserve	1,273,671	1,268,021	1,465,657
Actuarial remeasurements, net	(120,378)	(98,938)	(86,774)
Equity attributable to controlling interest	38,096,255	35,618,953	31,662,311
Non-controlling interest	69,450	58,975	53,863
Total equity	38,165,705	35,677,928	31,716,174
Commitments
Contingencies
Total liabilities and equity	$ 52,865,594	$ 50,557,389	$ 45,090,466